Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Assets And Liabilities Statement
The Partnership’s derivative assets and liabilities, including credit risk adjustments, for the years ended December 31, 2012 and 2011 are detailed below:

	Assets		Liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedges
Current amounts
Commodity contracts	$—	$4	$5	$10
Total cash flow hedging instruments	—	4	5	10
Derivatives not designated as cash flow hedges
Current amounts
Commodity contracts	4	—	1	—
Interest rate contracts	—	—	—	1
Long-term amounts
Commodity contracts	1	—	—	—
Embedded derivatives in Series A Preferred Units	—	—	25	39
Total derivatives not designated as cash flow hedges	5	—	26	40
Total derivatives	$5	$4	$31	$50

Detail Effect Of Derivative Assets And Liabilities In Statement Of Operations
The Partnership’s statement of operations for the years ended December 31, 2012, 2011 and 2010 was impacted by derivative instruments activities as detailed below:

		Successor			Predecessor
		Year Ended December 31, 2012	Year Ended December 31, 2011	Period from May 26, 2010 to December 31, 2010	Period from January 1, 2010 to May 25, 2010
		Change in Value Recognized in AOCI on Derivatives (Effective Portion)
Derivatives in cash flow hedging relationships:
Commodity derivatives		$(4)	$(13)	$(11)	$14
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
Derivatives in cash flow hedging relationships:
Commodity derivatives	Revenue	$6	$(19)	$—	$(5)
Interest rate swap derivatives	Interest expense	—	—	—	(1)
		$6	$(19)	$—	$(6)
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Recognized in Income on Ineffective Portion
Derivatives in cash flow hedging relationships:
Commodity derivatives	Revenue	$—	$—	$—	$(1)

	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) from De-designation Amortized from AOCI into Income
Derivatives not designated in a hedging relationship:
Commodity derivatives	Revenue	$(5)	$—	$—	$4
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Recognized in Income on Derivatives
Derivatives not designated in a hedging relationship:
Commodity derivatives	Revenue	$16	$—	$(8)	$1
Interest rate swap derivatives	Interest expense	—	—	(4)	(1)
Embedded derivatives	Other income & deductions	14	18	(8)	(4)
		$30	$18	$(20)	$(4)